                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006
                                               ------------------------------

Check here if Amendment / /;    Amendment Number:
     This Amendment (Check only one.):   / / is a restatement.
                                         / / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Capital Corporation
         ----------------------------------------------------------------------
Address: First National Tower, 1601 Dodge Street, Suite 3800
         ----------------------------------------------------------------------
         Omaha, Nebraska
         ----------------------------------------------------------------------
         68102
         ----------------------------------------------------------------------

Form 13F File Number:   28-  10992
                           ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle M. Swanger
         ----------------------------------------------------------------------
Title:   Assistant Secretary
         ----------------------------------------------------------------------
Phone:   (402) 932-8600
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Michelle M. Swanger           Omaha, Nebraska           5/12/06
   -------------------------     -----------------------     --------------
          [Signature]                 [City, State]             [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                  Name

      28-
           ----------------------           -----------------------------------
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           1
                                                            -------------------

Form 13F Information Table Entry Total:                      3
                                                            -------------------

Form 13F Information Table Value Total:                     $52,138
                                                            -------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number          Name

     1          28- 05487                         McCarthy Group, Inc.
    --------       ----------------------        ------------------------------

     [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

      COLUMN 1                  COLUMN  2 COLUMN 3      COLUMN 4    COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
                                TITLE OF
   NAME OF ISSUER               CLASS      CUSIP         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
                                                        (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE      SHARED     NONE

                          Form 13F INFORMATIONAL TABLE

      COLUMN 1                  COLUMN  2 COLUMN 3      COLUMN 4    COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
                                TITLE OF
   NAME OF ISSUER               CLASS      CUSIP         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
                                                        (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE      SHARED     NONE

MCCARTHY CAPITAL CORPORATION
Form 13F Information Table
March 31, 2006

                                                                                                              VOTING AUTHORITY
                                TITLE OF                  VALUE    SHARES/ SH/ PUT/ INVSTMT     OTHER
NAME OF ISSUER                  CLASS      CUSIP        (X$1000)  PRN AMT  PRN CALL DSCRETN    MANAGERS   SOLE      SHARED     NONE
Novastar Financial, Inc.        COM        669947400       3010     90000  SH       Defined       1       90000
Stewart Enterprises Inc. Cl. A  COM        860370105       8876   1554481  SH       Defined       1     1554481
Cabela's Inc Cl A               COM        126804301      40252   1961579  SH       Defined       1     1961579
REPORT SUMMARY                           3 DATA RECORDS  52138